Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

10.Leases

The Company’s operating leases mainly related to office premises and on-demand delivery service stations. The total lease cost for the years ended December 31, 2022, 2023 and 2024 was RMB44,281, RMB39,809 and RMB30,148 (US$4,130), comprised of operating lease expenses of RMB3,557, RMB4,873 and RMB4,906 (US$672), and short-term lease expenses of RMB40,724, RMB34,936 and RMB25,242 (US$3,458), respectively.

The following table presents supplemental information related to operating leases:

	For the year ended December 31,
	2022	2023	2024
Weighted-average remaining lease term (years)	1.50	1.58	1.91
Weighted average incremental borrowing rate	4.94%	4.67%	4.23%

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	2024	2024
	RMB	US$
2025	2,940	403
2026	1,479	203
2027	193	26
Total undiscounted cashflows	4,612	632
Less: imputed interest	159	22
Present value of lease liabilities	4,453	610

As of December 31, 2024, future minimum payment under non-cancellable leases was RMB4,612 (US$632).